Document and Entity Information	12 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	GMO Series Trust
Central Index Key	0001521894
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 31, 2013
Prospectus Date	Aug. 31, 2013